Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Vessel operating revenues	$ 356,349	$ 371,022	$ 347,917
Operating expenses
Voyage expenses	(3,368)	(1,678)	(2,517)
Vessel operating expenses	(69,918)	(68,357)	(63,414)
Administrative expenses	(9,788)	(10,467)	(9,147)
Depreciation	(75,482)	(73,363)	(72,224)
Operating income	197,793	217,157	200,615
Other income/(expenses)
Interest income	4,467	4,868	2,005
Interest expense	(105,588)	(108,724)	(76,596)
Extinguishment of long-term debt	(637)	(10,238)	(16,102)
Gain on derivatives	22,838	18,281	79,682
Other financial items	(1,057)	(1,227)	(1,464)
Income before tax	117,816	120,117	188,140
Income tax expense	(132)	(78)	(98)
Net income	$ 117,684	$ 120,039	$ 188,042
Earnings per share:
Basic earnings per share (in dollars per share)	$ 2.19	$ 2.24	$ 3.53
Diluted earnings per share (in dollars per share)	$ 2.18	$ 2.22	$ 3.51